Basis of Presentation and Significant Accounting Policies (Narrative) (Details)		12 Months Ended
	Jan. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) Hospital	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Hospital	Apr. 29, 2016 shares
Basis Of Presentation And Significant Accounting Policies [Line Items]
Secured net leverage ratio		3.93
Change in estimate, impacted in contractual allowances		$ 9,247,789,000	$ 8,795,674,000	$ 7,877,299,000
Change in estimate, impacted in provision for bad debts		$ 280,586,000	258,520,000	264,502,000
Accounts receivable ageing description		Company’s assessment of the collectability of managed care and commercial accounts receivable aged greater than one year based on a review of historical cash collections for these accounts.
Operating revenues, net of contractual allowances and discounts		$ 2,419,053,000	2,445,858,000	2,410,002,000
Increase (decrease) in net operating revenues during period for contractual allowance adjustments related to final cost report settlements on previous program reimbursements		(5,800,000)	(15,100,000)	9,200,000
Increase (decrease) in net operating revenues during period for all other contractual allowance adjustments related to final cost report settlements on previous program reimbursements			4,000,000	1,900,000
Operating revenues		12,104,580,000	11,613,826,000	10,705,195,000
Charity care services		5,700,000	5,000,000	9,500,000
Accounts receivable, net of contractual allowances		380,685,000	390,890,000
General and administrative costs		55,200,000	$ 43,500,000	$ 49,700,000
Acquired finite-lived intangible asset, residual value		$ 0
New date of annual goodwill impairment test		The Company performs its annual testing of impairment for goodwill in the fourth quarter of each year.
Noncontrolling interests and redeemable noncontrolling interests		The Company’s consolidated and combined financial statements include all assets, liabilities, revenues and expenses of less than 100% owned entities that it controls.
Maximum period during which assets held for sale sold		12 months
Spin-off from CHS [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of shares distributed to each stockholder in spin-off | shares					1
Number of shares held by each stockholder of the parent used to determine share distribution in spin-off | shares					4
Restricted Stock [Member] | Spin-off from CHS [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of shares distributed to each stockholder in spin-off | shares					1
Number of shares held by each stockholder of the parent used to determine share distribution in spin-off | shares					4
Prior to Adoption of Accounting Standards Update 2015-03 [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Debt issuance costs	$ 0
Accrued Salaries and Benefits [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Undiscounted reserve for self-insured employee health benefits		$ 11,000,000
Capitalized Internal Use Software, Except Significant System Conversions [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life		3 years
Community Health Systems, Inc [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of Hospitals | Hospital				4
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Concentration risk, percentage		100.00%	100.00%
Sales Revenue, Net [Member] | Credit Concentration Risk [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Concentration risk, percentage		5.00%	5.00%	5.00%
Illinois [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Increase (decrease) in net operating revenues during period for contractual allowance adjustments related to final cost report settlements on previous program reimbursements			$ (11,100,000)	$ (11,100,000)
Number of Hospitals | Hospital		9
Medicare Revenues [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Operating revenues, net of contractual allowances and discounts		$ 170,400,000	146,900,000	133,000,000
Charity Care [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Operating revenues		34,600,000	30,400,000	51,600,000
Medicaid State Supplemental Payment Program [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Operating revenues, net of contractual allowances and discounts		83,200,000	68,000,000
Medicare [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Operating revenues, net of contractual allowances and discounts		673,074,000	656,799,000	681,010,000
Accounts receivable, net of contractual allowances		$ 72,600,000	$ 67,700,000
Medicare [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Concentration risk, percentage		9.80%	9.20%
Medicaid [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Operating revenues, net of contractual allowances and discounts		$ 446,273,000	$ 443,479,000	$ 420,050,000
Medicaid [Member] | Illinois [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Accounts receivable, net of contractual allowances		$ 34,800,000	$ 36,400,000
Medicaid [Member] | Illinois [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Concentration risk, percentage		4.70%	4.90%
Uncollectible Receivables [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Change in estimate, impacted in contractual allowances		$ 11,400,000
Change in estimate, impacted in provision for bad debts		11,400,000
Uncollectible Receivables [Member] | Patient Accounts Receivable [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Change in estimation to reduce net realizable value		$ 22,800,000
Maximum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Secured net leverage ratio		4.50
Maximum [Member] | Capitalized Internal Use Software, Significant System Conversions [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life		10 years
Maximum [Member] | Land Improvements [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of asset		20 years
Maximum [Member] | Buildings and Improvements [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of asset		40 years
Maximum [Member] | Equipment and Fixtures [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of asset		18 years
Minimum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of days from date of discharge in which company establishes doubtful accounts reserve on non-self pay payor receivables		365 days
Minimum [Member] | Capitalized Internal Use Software, Significant System Conversions [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life		8 years
Minimum [Member] | Land Improvements [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of asset		3 years
Minimum [Member] | Buildings and Improvements [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of asset		5 years
Minimum [Member] | Equipment and Fixtures [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of asset		3 years